Fair value hierarchy (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement [Line Items]
Amortized cost	$ 80,100	$ 88,193
Financial liabilities	(163,460)	(86,898)
Hierarchy of fair value of the liabilities [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	(1,305)	(1,567)
Financial liabilities at amortised cost	(1,747,884)	(944,719)
Financial liabilities	(1,749,189)	(946,286)
Trade and Other Payables
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	(1,580,615)	(854,436)
Financial liabilities	(1,580,615)	(854,436)
Derivative Financial Instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	(1,305)	(1,567)
Financial liabilities at amortised cost	0	0
Financial liabilities	(1,305)	(1,567)
Finance Liability
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	(163,460)	(86,898)
Financial liabilities	(163,460)	(86,898)
Lease Liabilities
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	(3,809)	(3,385)
Financial liabilities	(3,809)	(3,385)
Level 1 | Hierarchy of fair value of the liabilities [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 | Trade and Other Payables
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 | Finance Liability
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 | Lease Liabilities
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 2 | Hierarchy of fair value of the liabilities [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	(1,305)	(1,567)
Level 2 | Trade and Other Payables
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	(1,305)	(1,567)
Level 2 | Finance Liability
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 2 | Lease Liabilities
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Hierarchy of fair value of the asset [Member]
Disclosure Of Fair Value Measurement [Line Items]
FVPL	12,032	94,832
Amortized cost	2,243,913	1,357,521
Total	2,255,945	1,452,353
Hierarchy of fair value of the asset [Member] | Level 1
Disclosure Of Fair Value Measurement [Line Items]
Total	5,454	64,566
Hierarchy of fair value of the asset [Member] | Level 2
Disclosure Of Fair Value Measurement [Line Items]
Total	6,578	30,266
Cash and cash equivalents
Disclosure Of Fair Value Measurement [Line Items]
FVPL	5,454	53,670
Amortized cost	1,028,433	666,227
Total	1,033,887	719,897
Cash and cash equivalents | Level 1
Disclosure Of Fair Value Measurement [Line Items]
Total	5,454	53,670
Cash and cash equivalents | Level 2
Disclosure Of Fair Value Measurement [Line Items]
Total	0	0
Cash and Demand deposit
Disclosure Of Fair Value Measurement [Line Items]
FVPL	0	0
Amortized cost	1,028,433	666,227
Total	1,028,433	666,227
Cash and Demand deposit | Level 1
Disclosure Of Fair Value Measurement [Line Items]
Total	0	0
Cash and Demand deposit | Level 2
Disclosure Of Fair Value Measurement [Line Items]
Total	0	0
Money Market Fund and Others
Disclosure Of Fair Value Measurement [Line Items]
FVPL	5,454	53,670
Amortized cost	0	0
Total	5,454	53,670
Money Market Fund and Others | Level 1
Disclosure Of Fair Value Measurement [Line Items]
Total	5,454	53,670
Money Market Fund and Others | Level 2
Disclosure Of Fair Value Measurement [Line Items]
Total	0	0
Financial Assets at Fair Value through Profit or Loss member
Disclosure Of Fair Value Measurement [Line Items]
FVPL	0	10,896
Amortized cost	80,100	88,193
Total	80,100	99,089
Financial Assets at Fair Value through Profit or Loss member | Level 1
Disclosure Of Fair Value Measurement [Line Items]
Total	0	10,896
Financial Assets at Fair Value through Profit or Loss member | Level 2
Disclosure Of Fair Value Measurement [Line Items]
Total	0	0
Other Assets
Disclosure Of Fair Value Measurement [Line Items]
FVPL	6,180	30,126
Amortized cost	19,732	5,095
Total	25,912	35,221
Other Assets | Level 1
Disclosure Of Fair Value Measurement [Line Items]
Total	0	0
Other Assets | Level 2
Disclosure Of Fair Value Measurement [Line Items]
Total	6,180	30,126
Trade receivables
Disclosure Of Fair Value Measurement [Line Items]
FVPL	0	0
Amortized cost	1,115,648	598,006
Total	1,115,648	598,006
Trade receivables | Level 1
Disclosure Of Fair Value Measurement [Line Items]
Total	0	0
Trade receivables | Level 2
Disclosure Of Fair Value Measurement [Line Items]
Total	0	0
Derivative Financial Instruments
Disclosure Of Fair Value Measurement [Line Items]
FVPL	398	140
Amortized cost	0	0
Total	398	140
Derivative Financial Instruments | Level 1
Disclosure Of Fair Value Measurement [Line Items]
Total	0	0
Derivative Financial Instruments | Level 2
Disclosure Of Fair Value Measurement [Line Items]
Total	$ 398	$ 140